DEFERRED REVENUES	12 Months Ended
Mar. 31, 2016
DEFERRED REVENUES
DEFERRED REVENUES

(9)DEFERRED REVENUES

Deferred revenues consist of the following:

	March 31,
	2015	2016
	RMB	RMB
Testing services	19,223,983	14,611,826
Online education services	578,640	223,821
Other revenue — licensing fees from authorized test centers	2,425,333	2,451,093
Other revenue — others	1,278,511	1,204,175

Total deferred revenues	23,506,467	18,490,915

Representing:
Current deferred revenues	21,742,735	16,612,164
Non-current deferred revenues	1,763,732	1,878,751